Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities):
Start-up costs	$ 1,225	$ 1,192
Capitalized research and development costs	408	503
Reserves and accruals	1,679	9,235
Property and equipment	178	133
Research and development credit	3,323	1,194
Lease liability	74	41
Net operating loss carryforwards	54,653	30,156
State and local taxes	2	2
Total gross deferred tax assets	61,542	42,456
Valuation allowance	(61,380)	(39,803)
Deferred tax assets, net of valuation allowance	162	2,653
Intangible assets	(647)	(3,151)
Operating lease right-of-use assets	(70)	(117)
Total gross deferred tax liabilities	(717)	(3,268)
Net deferred tax liability	$ (555)	$ (615)